CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Schedule of Convertible Notes Liability Component) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Abstract]
Current liabilities	$ 55,889,559	$ 4,000,000
Non-current liabilities		51,018,674
Total liability component	$ 55,889,559	$ 55,018,674